UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bull Path Capital Management LLC
Address: 150 E. 52nd St,
         31st Floor
         New York, New York  10022

13F File Number:  28-11556

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Spector
Title:     Principal
Phone:     212-520-2570

Signature, Place, and Date of Signing:

     /s/ Richard Spector     New York, NY/USA     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $12,275 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109      759    60088 SH       SOLE                    60088        0        0
BALL CORP                      COM              058498106      644    14250 SH       SOLE                    14250        0        0
ELECTRONIC ARTS INC            COM              285512109      816    37550 SH       SOLE                    37550        0        0
EQUINIX INC                    COM NEW          29444U502      845    11614 SH       SOLE                    11614        0        0
HUDSON CITY BANCORP            COM              443683107      317    23831 SH       SOLE                    23831        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409      869    12821 SH       SOLE                    12821        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500     1309    49033 SH       SOLE                    49033        0        0
LINCOLN NATL CORP IND          COM              534187109      858    49846 SH       SOLE                    49846        0        0
MCDONALDS CORP                 COM              580135101      320     5561 SH       SOLE                     5561        0        0
OWENS ILL INC                  COM NEW          690768403      388    13838 SH       SOLE                    13838        0        0
PACTIV CORP                    COM              695257105      821    37831 SH       SOLE                    37831        0        0
PEOPLES UNITED FINANCIAL INC   COM              712704105      779    51672 SH       SOLE                    51672        0        0
SBA COMMUNICATIONS CORP        COM              78388J106      908    36994 SH       SOLE                    36994        0        0
TIME WARNER CABLE INC          COM              88732J207      805    25406 SH       SOLE                    25406        0        0
TIVO INC                       COM              888706108      302    28778 SH       SOLE                    28778        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100      745    10023 SH       SOLE                    10023        0        0
XTO ENERGY INC                 COM              98385X106      790    20704 SH       SOLE                    20704        0        0